Revenue and related balances - Performance obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023
Disclosure of performance obligations [line items]
Performance obligations	$ 118,765
2024
Disclosure of performance obligations [line items]
Performance obligations	69,224
2025 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	27,018
Subscription revenue | 2023
Disclosure of performance obligations [line items]
Performance obligations	116,145
Subscription revenue | 2024
Disclosure of performance obligations [line items]
Performance obligations	69,211
Subscription revenue | 2025 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	27,011
Professional services | 2023
Disclosure of performance obligations [line items]
Performance obligations	2,620
Professional services | 2024
Disclosure of performance obligations [line items]
Performance obligations	13
Professional services | 2025 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 7